INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax provision (benefit) from continuing operations for the year ended December 31, 2022 and 2021 are as follows:

	2022	2021
Current
Federal	$4,146	$—
State	254	880
Total current income tax expense	4,400	880

Deferred
Federal	(62,540)	(22,664)
State	(13,846)	(1,682)
Total deferred income tax benefit	(76,386)	(24,346)

Income tax benefit	$(71,986)	$(23,466)

Schedule of Deferred Tax Assets and Liabilities	The major components of deferred tax assets and liabilities are as follows:

	2022	2021
Deferred tax assets:
Net operating loss carryforward	$16,767	$20,316
Business interest carryforward	8,777	2,992
Stock-based compensation	477	796
Accounts receivable allowance	528	209
Lease liabilities	36,032	33,008
Inventory reserve	1,530	290
Goodwill and intangible assets	34,945	—
Transaction costs	1,269	1,027
Accrued liabilities	1,782	57
Total deferred tax assets	102,107	58,695
Valuation allowance	(708)	—
Deferred tax assets, net	101,399	58,695
Deferred tax liabilities:
Intangibles and goodwill	—	30,614
Right-of-use assets	38,657	32,740
Debt issuance costs amortization	830	1,173
Property and equipment	3,797	1,754
Total deferred tax liabilities	43,284	66,281
Net deferred tax assets (liabilities)	$58,115	$(7,586)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory U.S. Federal income tax rate of 21% to the Company's effective income tax rate for the years ended December 31, 2022 and 2021 is as follows:

	2022	2021
U.S. Federal statutory rate	21.0%	21.0%
State and local, net of federal benefit	3.8%	(9.5)%
Derivative expense	—%	(4.5)%
Executive compensation	—%	(6.5)%
Other	0.3%	(1.6)%
Stock-based compensation	(0.4)%	0.4%
Goodwill impairment	(5.6)%	—%
IRC Section 338(h)(10) election	4.7%	—%
Change in valuation allowance	(0.2)%	57.5%
Effective tax rate	23.6%	56.8%

Schedule of Valuation Allowance
Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2022 and 2021 related primarily to the increase in state net operating loss carryforwards in 2022, and release of the Company’s valuation allowance in 2021 were as follows:

	2022	2021
Valuation allowance as of beginning of the year	$—	$23,742
Increases recorded to income tax provision	708	—
Decreases recorded as a benefit to income tax provision	—	(23,742)
Valuation allowance as of end of year	$708	$—